Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Payables

	2019 £m	2018 £m
Trade payables	4,144	3,645
Wages and salaries	1,470	1,355
Social security	164	139
ViiV Healthcare put option	1,011	1,240
Other payables	515	401
Deferred income	158	216
Customer return and rebate accruals	5,108	5,064
Other accruals	2,369	1,977

	14,939	14,037

Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement
Pfizer’s put option over its shareholding in ViiV Healthcare is currently exercisable. Pfizer may request an IPO of ViiV Healthcare at any time and if either GSK does not consent to such IPO or an offering is not completed within nine months, Pfizer could require GSK to acquire its shareholding. The amount of the liability for this put option, which is held on the gross redemption basis, is derived from an internal valuation of the ViiV Healthcare business, utilising both discounted forecast future cash flow and multiples-based methodologies.
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	2019 £m
10% increase in sales forecasts	119
10% decrease in sales forecasts	(118)
10 cent appreciation of US Dollar	58
10 cent depreciation of US Dollar	(49)
10 cent appreciation of Euro	37
10 cent depreciation of Euro	(31)